Summary of Significant Accounting Policies (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 29, 2022	Jun. 29, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage			$ 250,000		$ 250,000			$ 250,000
Maturity days					185 days		185 days	185 days
Effective tax rate			2.51%	2.14%	23.85%	0.54%	0.00%	6.50%
Statutory tax rate					$ 21		$ 21	$ 21
Warrants issued (in Shares)								17,404,250
Offering costs					7,701,178			$ 7,701,178
Other offering costs					3,570,576
Offering costs expenses			$ 679,623		$ 679,623			$ 258,548
Potential shares of common stock (in Shares)								17,404,250
Trust Account [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest income	$ 877,438	$ 8,447
Public Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)					9,487,500			9,487,500
Offering costs					$ 258,548
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)								7,347,500
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)			697,500		697,500
Underwriters (in Shares)					569,250			569,250
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs								$ 7,959,726
Underwriting fees								3,450,000
Representative's shares cost								3,570,576
Representative's warrants cost								259,527
Other offering costs								$ 679,623